Share Capital - Summary of Movements in Share Capital (Detail) shares in Millions	12 Months Ended
Dec. 31, 2019 shares
Disclosure of classes of share capital [abstract]
Beginning balance	14,467
Issue of shares (Note(a))	1,912
Ending balance	16,379